Net sales (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of Reconciliation From Gross Revenue from Contracts with Customers, to Net Revenue from Contracts with Customers

	12/31/2025	12/31/2024	12/31/2023
Gross sales	60,463,610	57,017,142	47,601,020
Sales deductions
Returns and cancellations	(174,694)	(234,643)	(155,950)
Discounts and rebates	(7,863,333)	(6,936,630)	(5,526,032)
	52,425,583	49,845,869	41,919,038
Taxes on sales	(2,309,904)	(2,442,587)	(2,163,463)
Net sales	50,115,679	47,403,282	39,755,575